Significant Accounting Judgements, Estimates, and Assumptions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Significant Accounting Judgements, Estimates, and Assumptions
Significant Accounting Judgements, Estimates, and Assumptions

Note 4. Significant Accounting Judgements, Estimates, and Assumptions

In the application of its accounting policies, the Company is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The unaudited condensed consolidated interim financial statements do not include all the information and disclosures required in the annual consolidated financial statements, and should be read in conjunction with the Company’s annual report on Form 20-F.

Significant accounting estimates made in the process of applying our accounting policies and that have the most significant effect on the amounts recognized in our unaudited condensed consolidated interim financial statements relate to share-based compensation. See Note 7 below for additional information regarding share-based compensation.

We have as mentioned in note 2 evaluated the cash position and future funding requirements and have concluded that there is a significant doubt about the Company’s ability to continue as a going concern. Besides this there have been no other changes to the application of critical accounting judgments, or estimation uncertainties regarding accounting estimates.

Note 4. Significant Accounting Judgements, Estimates, and Assumptions

The preparation of the consolidated financial statements in conformity with IFRS as issued by the IASB requires management to make judgements, estimates and assumptions that affect the application of policies and amounts reported in the financial statements and accompanying notes. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about the carrying value of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

The critical accounting policies which involve significant estimates, assumptions or judgements, the actual outcome of which could have a material impact on the Company’s results and financial position outlined below, are as follows:

Share-based compensation

Management determines costs for share-based payments using market-based valuation techniques. The fair value of the share awards is determined at the date of grant using generally accepted valuation techniques or valuation based on the Company’s fundraising events. Assumptions are made and judgments are used in applying valuation techniques. Prior to the Company’s IPO completed in February 2021, these assumptions and judgments include estimating the fair value for the underlying Ordinary share on the warrant grant date, as well as the likelihood of liquidity events such as IPOs. Such judgments and assumptions are inherently uncertain. Changes in these assumptions affect the fair value estimates as well as the term applied to the expense recognition.

Subsequent to the Company’s IPO completed in February 2021, determining the initial fair value and subsequent accounting for equity awards require significant judgment regarding expected life and volatility of an equity award; however, as a public listed company there is objective evidence of the fair value of an ordinary share on the date an equity award is granted. Refer to Note 8 for further detail surrounding share-based compensation.

European Investment Bank Loan and warrant liability

In February 2022, the first tranche related to the Company’s loan agreement with the European Investment Bank (EIB) was drawn down. As part of the loan arrangement warrants were granted to EIB.

The liability is initially recognized at fair value, net of transaction costs incurred (this includes the amount attributable to the warrants (see below). The loan is subsequently measured at amortized cost using the effective interest method. The effective interest rate is determined based on the outstanding amount and the fixed interest payments during the period outstanding and the accumulated payment-in-kind interest payment to be paid upon repayment. The warrants are considered a liability as they can be settled in cash and form part of the overall return to EIB on the financing arrangement and are thus accounted for in accordance with the Financial instruments standards IAS 32 and IFRS 9. The liability is measured initially at its fair value. The cost upon initial recognition is accounted for as transaction costs as it is directly linked to the draw down on each individual tranche of the EIB loan. The warrant liability is subsequently remeasured at the redemption amount. Significant judgment is made in respect of valuation of the warrants.

Leasehold Improvements and Loan from Lessor

A significant judgment was made in respect of determining whether customization of leased premises forms part of the lease or is a leasehold improvement funded by the lessor. See the section “Leasehold improvements and Loan from lessor” in Note 3.

There have been no other changes to the application of critical accounting judgments, or estimation uncertainties regarding accounting estimates. Refer to Note 2 “Liquidity and Going Concern” and Note 3 for a summary of significant accounting policies for further discussion.